Finance Income and Expense (Details) - Schedule of Finance Income and Expense - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest on bank deposits	£ 2,111	£ 232	£ 486
Total finance income	2,111	232	486
Finance expense
Interest on Convertible Notes	(41,351)
Interest on loans and borrowings	(6,940)	(3,327)	(1,000)
Interest on lease liabilities	(5,048)	(1,336)	(298)
Total finance expense	£ (53,339)	£ (4,663)	£ (1,298)